780 North Water Street Milwaukee, WI 53202-3590 TEL 414-273-3500 Fax 414-273-5198 www.gklaw.com

May 2, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:

Cheswold Lane Funds (Registration Nos. 333-133392; 811-21891)

Ladies and Gentlemen:

On behalf of Cheswold Lane Funds (the “Company”), in lieu of filing the form of Prospectus and Statement of Additional Information as required by Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and Statement of Additional Information contained in the most recent amendment to the Company’s Registration Statement on Form N-1A (i.e., Post-Effective Amendment No. 2 to the Company’s Registration Statement).  Post-Effective Amendment No. 2 was filed electronically via EDGAR on April 29, 2008.

If you have any questions regarding this letter, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Christopher M. Cahlamer

Christopher M. Cahlamer

cc:

Colleen Quinn Scharpf
Carol A. Gehl

Ellen Drought

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